Capital Stock, Warrants and Stock Options (Details Narrative)																		3 Months Ended		12 Months Ended
	Aug. 25, 2020 USD ($) $ / shares shares	Aug. 25, 2020 CAD ($) shares	Aug. 14, 2020 USD ($) $ / shares shares	Aug. 14, 2020 CAD ($) shares	May 12, 2020 USD ($) $ / shares shares	May 12, 2020 CAD ($) shares	Feb. 26, 2020 USD ($) $ / shares shares	Feb. 26, 2020 CAD ($) shares	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 30, 2019 CAD ($) shares	Aug. 23, 2019 USD ($) $ / shares shares	Aug. 23, 2019 CAD ($) shares	Aug. 01, 2019 USD ($) $ / shares shares	Aug. 01, 2019 CAD ($) shares	Jun. 27, 2019 USD ($) $ / shares shares	Jun. 27, 2019 CAD ($) shares	May 23, 2019	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2019 USD ($) $ / shares shares	Aug. 25, 2020 CAD ($)	Aug. 14, 2020 CAD ($)
Common stock, shares authorized | shares																		750,000,000		750,000,000		750,000,000
Common stock, par value | $ / shares																		$ 0.000001		$ 0.000001		$ 0.000001
Preferred stock, shares authorized | shares																		10,000,000		10,000,000		10,000,000
Preferred stock, par value | $ / shares																		$ 0.000001		$ 0.000001		$ 0.000001
Shares capital, description																	Share capital on the basis of one (1) post-consolidation share for each ten (10) pre-consolidation common shares
Number of common stock issued | shares
Proceeds from issuance of private placement																				$ 125,180
Settlement of debt																				9,407		$ 1,204,073
Proceeds from common stock																		$ 14,262,697	$ 1,143,074	$ 2,428,530		$ 1,195,830
Warrants exercise price | $ / shares																				$ 0.18
Loss on private placement																		$ (940,290)
August 2020 Units [Member]
Number of common stock issued | shares	2,205,714	2,205,714
Settlement of debt	$ 899,237
Deemed price | $ / shares	$ 0.67
Accounts payable	$ 170,093
Accrued liabilities	55,676
Interest payable	28,300
Promissory notes payable	$ 331,046
August 2019 Warrant [Member]
Warrant term													2 years
June 2019 Unit [Member]
Number of common stock issued | shares																				1,403,200	1,403,200
August 2019 Unit [Member]
Number of common stock issued | shares																				1,912,000	1,912,000
CAD [Member]
Shares issued price per share | $ / shares																				$ 0.05
Proceeds from issuance of private placement																					$ 165,760
CAD [Member] | August 2019 Warrant [Member]
Shares issued price per share | $ / shares													$ 0.25
Non-Brokered Private Placement [Member]
Number of common stock issued | shares					107,142	107,142	2,991,073	2,991,073
Proceeds from issuance of private placement					$ 44,671		$ 1,256,854
Financing costs							$ 95,763
Number of common shares held | shares							696,428	696,428
Principal amount of convertible loan facility							$ 300,000
Issuance of shares, description							Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).	Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).
Non-Brokered Private Placement [Member] | One Common Stock [Member]
Warrant term							2 years
Non-Brokered Private Placement [Member] | CAD [Member]
Shares issued price per share | $ / shares					$ 0.56		$ 0.56
Proceeds from issuance of private placement						$ 60,000		$ 1,675,000
Non-Brokered Private Placement [Member] | CAD [Member] | One Common Stock [Member]
Shares issued price per share | $ / shares							$ 0.70
Non-Brokered Private Placement [Member] | Broker Warrants [Member]
Financing costs							$ 239,284
Tranche Two [Member] | August 2019 Warrant [Member]
Number of common stock issued | shares													16,962,846	16,962,846
Proceeds from issuance of private placement													$ 640,556
Settlement of debt													$ 858,495
Tranche Two [Member] | CAD [Member] | August 2019 Warrant [Member]
Deemed price | $ / shares													$ 0.09
Tranche Two [Member] | Non-Brokered Private Placement [Member]
Number of common stock issued | shares													6,042,954	6,042,954
Proceeds from issuance of private placement													$ 228,202
Financing costs													$ 36,468
Tranche Two [Member] | Non-Brokered Private Placement [Member] | CAD [Member]
Shares issued price per share | $ / shares													$ 0.05
Proceeds from issuance of private placement														$ 302,148
First Tranche [Member] | August 2020 Offering [Member]
Number of common stock issued | shares			35,212,142	35,212,142
Proceeds from common stock			$ 9,301,321
First Tranche [Member] | August 2020 Warrant [Member]
Warrants expiration date			Aug. 31, 2023																					Aug. 31, 2023
First Tranche [Member] | August 2020 Compensation Options [Member]
Financing costs			$ 709,016
Warrants expiration date			Aug. 31, 2023																					Aug. 31, 2023
Compensation options | shares			2,112,729	2,112,729
First Tranche [Member] | CAD [Member]
Shares issued price per share | $ / shares											$ 0.18
Settlement of debt												$ 197,800
First Tranche [Member] | CAD [Member] | August 2020 Offering [Member]
Shares issued price per share | $ / shares			$ 0.35
Proceeds from common stock				$ 12,324,250
First Tranche [Member] | CAD [Member] | August 2020 Warrant [Member]
Shares issued price per share | $ / shares			0.50
First Tranche [Member] | CAD [Member] | August 2020 Compensation Options [Member]
Financing costs																								$ 829,719
Warrants exercise price | $ / shares			$ 0.35
First Tranche [Member] | Non-Brokered Private Placement [Member]
Number of common stock issued | shares									1,000,000	1,000,000	27,966,002	27,966,002			11,660,000	11,660,000
Proceeds from issuance of private placement									$ 37,550		$ 1,049,974				$ 436,608
Financing costs											28,847				$ 19,640
Settlement of debt											$ 77,117
Number of common shares held | shares											2,033,998	2,033,998
Issuance of shares, description															Each June 2019 Unit consists of one common share of the Company and one common share purchase warrant ("June 2019 Warrant"). Each whole June 2019 Warrant entitles the holder to acquire one common share at a price of C$0.25 per common share for a period of two years.	Each June 2019 Unit consists of one common share of the Company and one common share purchase warrant ("June 2019 Warrant"). Each whole June 2019 Warrant entitles the holder to acquire one common share at a price of C$0.25 per common share for a period of two years.
First Tranche [Member] | Non-Brokered Private Placement [Member] | CAD [Member]
Shares issued price per share | $ / shares									$ 0.05		$ 0.05				$ 0.05
Proceeds from issuance of private placement										$ 50,000		$ 1,398,300				$ 583,000
Second Tranche [Member] | August 2020 Offering [Member]
Number of common stock issued | shares	20,866,292	20,866,292
Financing costs	$ 238,140
Proceeds from common stock	5,497,453
Loss on private placement	$ 940,290
Second Tranche [Member] | August 2020 Compensation Options [Member]
Number of common stock issued | shares	1,127,178	1,127,178
Second Tranche [Member] | CAD [Member] | August 2020 Offering [Member]
Shares issued price per share | $ / shares	$ 0.35
Financing costs																							$ 314,512
Proceeds from common stock		$ 7,303,202